GENERAL (Narrative) (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CAD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CAD ($) shares	Jun. 30, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure of subsidiaries [line items]
Number of shares issued | shares	4,044,812		3,085,452
Cash	$ 794		$ 863	$ 700	$ 1,813
Retained earnings	(258,925)		$ (258,939)
Tjac And Certain Mym Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Cash	794
Working capital of business acquisition	9,706
Retained earnings	$ 258,925
Sales of equity and raising debts		$ 50,000